LEASES - Supplemental Cash Flow Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	¥ 76,399,872	¥ 50,403,567
Operating cash outflows for finance leases	25,973,901	32,628,104
Financing cash outflows for finance leases	286,292,083	250,935,455
Total cash paid for amounts included in the measurement of lease liabilities:	388,665,856	333,967,126
Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	185,472,028	76,559,666
Finance lease liabilities	132,187,717
Total lease obligation accrued in exchange for right-of-use assets:	¥ 317,659,745	¥ 76,559,666
Weighted-average remaining lease term	4 years 1 month 28 days	3 years 7 months 20 days
Weighted-average discount rate	5.99%	5.86%